Loans - Summary of Allowance for Credit Losses under IFRS 9 (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 1,845
Balance at end of period	1,860	$ 1,845	$ 1,728	$ 1,860	$ 1,728
Loans	1,751	1,715	1,619	1,751	1,619	$ 1,639
Undrawn credit facilities and other off-balance sheet exposures	109	130	109	109	109
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	224	214	203	214	222
Originations net of repayments and other derecognitions	(5)	(11)	2	(16)	1
Changes in model	(7)			(7)
Net remeasurement	17	29	13	46	20
Provision for (reversal of) credit losses	5	18	15	23	21
Write-offs	8	5	13	13	26
Recoveries		1		1
Interest income on impaired loans	(3)	(3)	(2)	(6)	(4)
Foreign exchange and other	2	(1)	5	1	(5)
Balance at end of period	220	224	208	220	208
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	525	498	478	498	476
Originations net of repayments and other derecognitions	(5)	(3)	4	(8)	4
Changes in model	(1)	2		1
Net remeasurement	88	107	85	195	159
Provision for (reversal of) credit losses	82	106	89	188	163
Write-offs	98	96	89	(194)	(177)
Recoveries	14	17	14	31	30
Interest income on impaired loans	(1)	(1)	(1)	(2)	(1)
Foreign exchange and other	(1)	1	1		1
Balance at end of period	521	525	492	521	492
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	472	472	488	472	514
Originations net of repayments and other derecognitions	(11)	(12)	(4)	(23)	(8)
Changes in model		1		1
Net remeasurement	127	102	90	229	163
Provision for (reversal of) credit losses	116	91	86	207	155
Write-offs	131	125	131	256	254
Recoveries	29	31	30	60	59
Foreign exchange and other		3		3
Balance at end of period	486	472	474	486	474
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	624	557	558	557	588
Originations net of repayments and other derecognitions	(5)	(6)	(1)	(11)
Changes in model	11	1		12
Net remeasurement	46	128	23	174	26
Provision for (reversal of) credit losses	52	123	22	175	26
Write-offs	50	48	44	98	55
Recoveries	5	1	3	6	6
Interest income on impaired loans	(7)	(2)	(3)	(9)	(6)
Foreign exchange and other	9	(7)	18	2	(5)
Balance at end of period	633	624	554	633	554
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	526
Balance at end of period	547	526	503	547	503
Loans	491	470	451	491	451
Undrawn credit facilities and other off-balance sheet exposures	56	56	52	56	52
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	29	27	25	27	28
Originations net of repayments and other derecognitions	1	1	3	2	5
Changes in model	(1)			(1)
Net remeasurement	(10)	(11)	(6)	(21)	(14)
Transfers to 12-month ECL	11	11	6	22	9
Transfers to lifetime ECL performing	(1)			(1)
Provision for (reversal of) credit losses		1	3	1
Foreign exchange and other	1	1		2
Balance at end of period	30	29	28	30	28
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	182	190	177	190	164
Originations net of repayments and other derecognitions	8	10	9	18	16
Changes in model	(1)	1
Net remeasurement	(46)	(54)	(29)	(100)	(45)
Transfers to 12-month ECL	54	49	38	103	64
Transfers to lifetime ECL performing	(11)	(14)	(12)	(25)	(15)
Provision for (reversal of) credit losses	4	(8)	6	(4)	20
Foreign exchange and other					(1)
Balance at end of period	186	182	183	186	183
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	103	102	103	102	101
Changes in model		1		1
Net remeasurement	(34)	(48)	(39)	(82)	(54)
Transfers to 12-month ECL	46	57	50	103	69
Transfers to lifetime ECL performing	(8)	(10)	(12)	(18)	(14)
Provision for (reversal of) credit losses	4		(1)	4	1
Foreign exchange and other		1		1
Balance at end of period	107	103	102	107	102
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	212	180	207	180	234
Originations net of repayments and other derecognitions	8	6	5	14	9
Changes in model	6			6
Net remeasurement	(18)	16	(36)	(2)	(62)
Transfers to 12-month ECL	18	15	13	33	23
Transfers to lifetime ECL performing	(3)	(2)	(6)	(5)	(12)
Transfers to lifetime ECL credit-impaired	(1)			(1)
Provision for (reversal of) credit losses	10	35	(24)	45	(42)
Foreign exchange and other	2	(3)	7	(1)	(2)
Balance at end of period	224	212	190	224	190
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	775
Balance at end of period	765	775	776	765	776
Loans	712	721	719	712	719
Undrawn credit facilities and other off-balance sheet exposures	53	54	57	53	57
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	46	44	41	44	43
Originations net of repayments and other derecognitions	(2)	(4)		(6)	(1)
Changes in model	(6)			(6)
Net remeasurement	9	11	3	20	6
Transfers to 12-month ECL	(9)	(7)	(5)	(16)	(7)
Transfers to lifetime ECL performing	5	5	2	10	2
Transfers to lifetime ECL credit-impaired	(2)	(1)	(1)	(3)	(1)
Provision for (reversal of) credit losses	(5)	4	(1)	(1)	(1)
Foreign exchange and other	1	(2)	1	(1)	(1)
Balance at end of period	42	46	41	42	41
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	226	199	189	199	202
Originations net of repayments and other derecognitions	(13)	(13)	(4)	(26)	(10)
Net remeasurement	55	89	42	144	66
Transfers to 12-month ECL	(53)	(48)	(38)	(101)	(64)
Transfers to lifetime ECL performing	16	18	15	34	18
Transfers to lifetime ECL credit-impaired	(13)	(19)	(10)	(32)	(18)
Provision for (reversal of) credit losses	(8)	27	5	19	(8)
Foreign exchange and other			2		2
Balance at end of period	218	226	196	218	196
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	369	370	385	370	413
Originations net of repayments and other derecognitions	(11)	(12)	(4)	(23)	(8)
Net remeasurement	117	101	98	218	164
Transfers to 12-month ECL	(46)	(57)	(50)	(103)	(69)
Transfers to lifetime ECL performing	8	10	12	18	14
Transfers to lifetime ECL credit-impaired	(58)	(45)	(70)	(103)	(142)
Provision for (reversal of) credit losses	10	(3)	(14)	7	(41)
Foreign exchange and other		2	1	2
Balance at end of period	379	369	372	379	372
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	134	147	143	147	150
Originations net of repayments and other derecognitions	(8)	(5)	(1)	(13)	(2)
Changes in model	3			3
Net remeasurement	17	15	28	32	30
Transfers to 12-month ECL	(17)	(14)	(11)	(31)	(21)
Transfers to lifetime ECL performing	4	3	7	7	13
Transfers to lifetime ECL credit-impaired	(9)	(12)	(2)	(21)	(3)
Provision for (reversal of) credit losses	(10)	(13)	21	(23)	17
Foreign exchange and other	2		3	2
Balance at end of period	126	134	167	126	167
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	544
Balance at end of period	548	544	449	548	449
Loans	548	524	449	548	449
Undrawn credit facilities and other off-balance sheet exposures	0	20		0
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	149	143	137	143	151
Originations net of repayments and other derecognitions	(4)	(8)	(1)	(12)	(3)
Net remeasurement	18	29	16	47	28
Transfers to 12-month ECL	(2)	(4)	(1)	(6)	(2)
Transfers to lifetime ECL performing	(4)	(5)	(2)	(9)	(2)
Transfers to lifetime ECL credit-impaired	2	1	1	3	1
Provision for (reversal of) credit losses	10	13	13	23	22
Write-offs	8	5	13	13	26
Recoveries		1		1
Interest income on impaired loans	(3)	(3)	(2)	(6)	(4)
Foreign exchange and other			4		(4)
Balance at end of period	148	149	139	148	139
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	117	109	112	109	110
Originations net of repayments and other derecognitions			(1)		(2)
Changes in model		1		1
Net remeasurement	79	72	72	151	138
Transfers to 12-month ECL	(1)	(1)		(2)
Transfers to lifetime ECL performing	(5)	(4)	(3)	(9)	(3)
Transfers to lifetime ECL credit-impaired	13	19	10	32	18
Provision for (reversal of) credit losses	86	87	78	173	151
Write-offs	98	96	89	(194)	(177)
Recoveries	14	17	14	31	30
Interest income on impaired loans	(1)	(1)	(1)	(2)	(1)
Foreign exchange and other	(1)	1	(1)
Balance at end of period	117	117	113	117	113
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	44	49	31	93	53
Transfers to lifetime ECL credit-impaired	58	45	70	103	142
Provision for (reversal of) credit losses	102	94	101	196	195
Write-offs	131	125	131	256	254
Recoveries	29	31	30	60	59
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	278	230	208	230	204
Originations net of repayments and other derecognitions	(5)	(7)	(5)	(12)	(7)
Changes in model	2	1		3
Net remeasurement	47	97	31	144	58
Transfers to 12-month ECL	(1)	(1)	(2)	(2)	(2)
Transfers to lifetime ECL performing	(1)	(1)	(1)	(2)	(1)
Transfers to lifetime ECL credit-impaired	10	12	2	22	3
Provision for (reversal of) credit losses	52	101	25	153	51
Write-offs	50	48	44	98	55
Recoveries	5	1	3	6	6
Interest income on impaired loans	(7)	(2)	(3)	(9)	(6)
Foreign exchange and other	5	(4)	8	1	(3)
Balance at end of period	$ 283	$ 278	$ 197	$ 283	$ 197